Taxes on Income (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Current	$ 31	$ 19	$ 16
Other	(79)	(60)
Provision for deferred income taxes	(48)	(41)	16
Domestic	(52)	(44)	9
Foreign	4	3	7
Taxes on income (tax benefit)	$ (48)	$ (41)	$ 16